Segment Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment Information
20.	SEGMENT INFORMATION

The Company designs, develops, manufactures and markets a broad range of products, including discrete and standard commodity components ASICs, full custom devices and semi-custom devices and ASSPs” for analog, digital, and mixed-signal applications.  In addition, the Company further participates in the manufacturing value chain of smartcard products, which includes the production and sale of both silicon chips and smartcards.

The Company’s reportable segments are as follows:

•	Automotive and Discrete Group (ADG), comprised of dedicated automotive ICs, and discrete and power transistor products.
•	Analog, MEMS and Sensors Group (AMS), comprised of analog, smart power, low power RF, MEMS sensors and actuators, and optical sensing solutions.
•	Microcontrollers and Digital ICs Group (MDG), comprised of microcontrollers (general purpose and secure), memories (RF and EEPROM), and RF communications.

For the computation of the segments’ internal financial measurements, the Company uses certain internal rules of allocation for the costs not directly chargeable to the segments, including cost of sales, SG&A expenses and a part of R&D expenses.  In compliance with the Company’s internal policies, certain costs are not allocated to the segments, but reported in “Others”.  Those comprise unused capacity charges, including reduced manufacturing activity due to COVID-19, impairment, restructuring charges and other related closure costs, management reorganization expenses, phase-out and start-up costs of certain manufacturing facilities, and other unallocated expenses such as: strategic or special R&D programs, certain corporate-level operating expenses, patent claims and litigations, and other costs that are not allocated to product groups, as well as operating earnings of other products.  In addition, depreciation and amortization expense is part of the manufacturing costs allocated to the segments and is neither identified as part of the inventory variation nor as part of the unused capacity charges; therefore, it cannot be isolated in cost of sales. Finally, public grants are allocated to the Company’s segments proportionally to the incurred expenses on the sponsored projects.

Wafer costs are allocated to the segments based on actual cost.  From time to time, with respect to specific technologies, wafer costs are allocated to segments based on market price.

The following tables present the Company’s consolidated net revenues and consolidated operating income by reportable segment.

Net revenues by reportable segment:

	December 31, 2021	December 31, 2020	December 31, 2019
ADG	4,350	3,284	3,606
AMS	4,623	3,892	3,299
MDG	3,766	3,030	2,638
Total net revenues of product segments	12,739	10,206	9,543
Others	22	13	13
Total consolidated net revenues	12,761	10,219	9,556

Operating income by reportable segment:

	December 31, 2021	December 31, 2020	December 31, 2019
ADG	512	182	357
AMS	1,015	810	596
MDG	915	504	354
Total operating income of product segments	2,442	1,496	1,307
Others(1)	(23)	(173)	(104)
Total consolidated operating income	2,419	1,323	1,203

(1)

Operating income (loss) of “Others” includes items such as unused capacity charges, including reduced manufacturing activity due to COVID-19, impairment, restructuring charges and other related closure costs, management reorganization costs, phase out and start-up costs of certain manufacturing facilities, and other unallocated expenses such as: strategic or special R&D programs, certain corporate-level operating expenses, patent claims and litigations, and other costs that are not allocated to product groups, as well as operating earnings of other products.

The reconciliation of operating income of reportable segments to the total consolidated operating income is presented in the below table:

	December 31, 2021	December 31, 2020	December 31, 2019
Total operating income of reportable segments	2,442	1,496	1,307
Impairment, restructuring charges and other related closure costs	(2)	(11)	(5)
Unused capacity charges	(16)	(153)	(65)
Other unallocated manufacturing results	1	(8)	(25)
Gain on sale of non-current assets	3	11	6
Strategic and other research and development programs and other non-allocated provisions(1)	(9)	(12)	(15)
Total operating loss Others	(23)	(173)	(104)
Total consolidated operating income	2,419	1,323	1,203

(1)	Includes unallocated income and expenses such as certain corporate-level operating expenses and other income (costs) that are not allocated to the product segments.

The following is a summary of operations by entities located within the indicated geographic areas for 2021, 2020 and 2019.  Net revenues represent sales to third parties from the country in which each legal entity is incorporated.  Long-lived assets consist of property, plant and equipment, net.  A significant portion of property, plant and equipment expenditures is attributable to front-end and back-end facilities, located in the different countries in which the Company operates as reported on the consolidated balance sheets.  As such, the Company mainly allocates capital spending resources according to geographic areas rather than along product segment areas.

Net revenues

	December 31, 2021	December 31, 2020	December 31, 2019
Netherlands	3,282	2,795	2,842
France	126	89	108
Italy	56	52	59
USA	1,253	976	1,157
Singapore	7,442	5,817	4,857
Japan	586	479	520
Other countries	16	11	13
Total net revenues	12,761	10,219	9,556

Property, plant and equipment, net

	December 31, 2021	December 31, 2020
Netherlands	1,498	1,046
France	1,154	905
Italy	1,469	1,213
Other European countries	114	118
USA	36	24
Singapore	671	604
Malaysia	221	186
Other countries	497	500
Total property, plant and equipment, net	5,660	4,596